SEMIANNUAL REPORT

June 30, 1997

INVESCO
VARIABLE
INVESTMENT
FUNDS,
INC.

VIF--Industrial Income Portfolio
VIF--Total Return Portfolio
VIF--High Yield Portfolio
VIF--Utilities Portfolio

INVESCO FUNDS

Economic Overview                                                     July 1997
    We are currently in the greatest bull market of all time, and wealth has been created on a scale that has never been seen before. The strength and longevity of this market have surprised even the staunchest market advocates. A preemptive strike against inflation by the Federal Reserve Board in March - a 25 basis point increase in the Fed Fund's Rate - produced a pullback in the stock market. However, since that minor correction, the broad equity market has produced approximately 20% returns in several large-capitalization stock indexes. This has left many investment professionals wondering if we have reached a nearly perfect investment environment - and how long it might last.
    The driving forces behind the strength of the market during the last 10 years are low inflation, strong economic growth, and increased worker productivity. These factors have led to above-average increases in corporate profits and earnings, sending stock prices higher. Meanwhile, prices across the economy (as measured by the Gross Domestic Product price deflator) rose only 1.8% in 1996 -- the smallest gain since 1964. Currently, the inflation rate for the U.S. economy is at 2.2%, and producer prices actually declined over the first six months in 1997.
    Gains in worker productivity have helped curb inflation. Over the last 10 years, corporate restructuring, downsizing, and investments in technology have increased the efficiency of American companies and workers. These gains have outpaced wage increases. Coupled with increased international competition, improved productivity has put downward pressure on prices - which is beneficial for the economy as it stimulates consumer demand.
    As a result, the U.S. economy has re-established itself as the global leader. In turn, the demand for skilled labor has risen, and unemployment in May 1997 was at 4.8% (the lowest level since 1973). Some naysayers suggest that the tight labor market will eventually lead to increased wages and inflation, which may have negative consequences for corporate stock prices.
    The fixed-income market, although producing gains over the last six months, has not enjoyed the jubilance experienced in the equity markets. Concerns over potential wage inflation, a slowing economy, and an increase in the Fed Funds Rate have kept fixed-income securities in what appears to be a consolidated trading range.

INVESCO Variable Investment
Funds, Inc.

    The line graphs on the following pages illustrate, for the period from inception through 6/30/97, the value of a $10,000 investment in each of the INVESCO Variable Investment Funds, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the funds' operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance. (Past performance is not a guarantee of future results.)(1,2)

VIF-Industrial Income Fund
    For the six-month period ended 6/30/97, VIF-Industrial Income Fund achieved a total return of 14.10%. During the same period, the S&P 500 had a total return of 20.58%, and the Lehman Government/Corporate Bond index had a total return of 2.74%. (Of course, past performance is not a guarantee of future results.)(1),
(2)

                        VIF--Industrial Income Portfolio
                           Average Annual Total Return
                                as of 6/30/97 (1)

                          1 Year               25.36%
                          ---------------------------
                          Since inception(8/94)22.92%
                          ---------------------------

Equity Strategy
    The last year proved rewarding for domestic equity investors and shareholders of VIF-Industrial Income Fund. However, rewards were not produced without increased volatility as the general market suffered two corrections, and sector rotation was quick and severe. Within this environment, we have remained true to our investment philosophy: first, examining economic variables to determine sectors of the economy that might outperform the market, and then selecting stocks within those sectors. After determining the appropriate sectors, we look for companies with attributes that we call the "Mile High Five": strong balance sheets, positive cash flows, excellent management, market leadership positions, and the ability to grow earnings.

Graph:
    This line graph compares the value of a $10,000 investment in VIF--Industrial Income Fund to the value of a $10,000 investment in the S&P 500 Index and the Lehman Government/Corporate Bond Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (8/94) through 6/30/97.

    By buying companies on fundamentals rather than market momentum, we seek to select stocks that will perform well today and in the future. This keeps the fund's portfolio turnover relatively low and reduces expenses -- a bonus for shareholders. Over the last six months, we have also kept the fund well-balanced between sectors. This has allowed us to participate in market appreciation while helping limit volatility.
    Over the last six months, many high-growth, large-capitalization companies have provided substantial returns for the fund. Stocks in the health care and technology sectors such as Intel Corp, International Busienss Machines, Lucent Technologies, and Warner-Lambert Co. have seen phenomenal price appreciation. Recently, we have started to trim our exposure to several large-cap, higher-growth companies, as we feel many may be fully valued. In the technology sector, our analysis has led us to reduce our exposure to companies like Intel Corp and International Busienss Machines, and increase our focus on more reasonably valued companies like Motorola Inc. and Texas Instruments.
    Our sector analysis has also led us to favor more conservative, reasonably valued sectors such as capital goods and telecommunications. The former sector continues to benefit from strong earnings growth, corporate restructuring, and industry consolidation. This has improved the long-term profitability of many capital goods companies.
    In the telecommunications sector, our analysis shows an industry that has benefited from consolidation and increased consumer demand for new products (e.g. second phone lines, call waiting). Increased demand for ancillary products should translate into accelerating earnings for many companies. When investing in this sector, an added bonus is that many of these stocks are presently selling at substantial discounts compared to the broad market multiple - despite growing earnings in the 10% to 12% range while providing a 4% to 5% dividend yield.

Fixed-Income Strategy
    The fixed-income market experienced a tightening in credit and interest rate spreads over the last year. This compression of spreads altered the risk/reward relationship for the market, and it presently appears that fixed-income securities may be trading in a consolidated range. Within this environment, we have been successful by using our value-oriented bond management style to identify corporate issuers who may experience fundamental credit quality improvement or be acquired by a better-quality issuer. Many of these credit improvements or special situations occurred in communications and electric utility industries.
    Finally, we have reduced our exposure to mortgage-backed securities after a year of strong performance and tightening spreads. Concurrently, we have increased our use of putable and yield-to-call bonds, which should help to provide performance and stability in a potential volatile market. (Putable bonds are debt obligations that allow holders to redeem the issue at specified intervals before maturity and receive full face value.)

Looking Forward
    The fund is designed for the patient long-term investor, and may be appropriate as a core holding in a well-diversified portfolio. Presently, the fund is invested in approximately 80% equities and 20% bonds. However, the fund's investment flexibility allows the managers to reduce equity exposure to 65% (or increase it to 85%) of the fund's total net assets, depending upon market conditions. This type of investment freedom produces a fund that historically has participated in market rallies, but has limited shareholders' exposure to market declines.

Fund Management
    Senior Vice President and Director of Investments Charles P. Mayer is responsible for the equity side of the portfolio. An industry veteran with 28 years of professional experience, he earned an MBA from St. John's University and a BA from St. Peter's College. Previously, Charlie was with Westinghouse Pension Investment Corp.
    Charlie is assisted by Vice President Albert M. Grossi. Al began his investment career as a securities analyst in 1974. Previously, he served as a portfolio manager/senior analyst with Westinghouse Pension Investments Corporation. He holds both an MBA and BA from Rutgers University. Senior Vice President Donovan J. "Jerry" Paul serves as co-portfolio manager of the fund, concentrating on fixed-income securities. Jerry began his investment career in 1976; before joining INVESCO, he worked for Stein, Roe & Farnham Inc., as well as Quixote Investment Management. He earned an MBA from the University of Northern Iowa, and a BBA from the University of Iowa. He is a Chartered Financial Analyst and Certified Public Accountant.

VIF-Total Return Fund
    For the six-month period ended 6/30/97, VIF-Total Return Fund achieved a total return of 13.25%. During the same period, the S&P 500 had a total return of 20.58%, and the Lehman Government/Corporate Bond index had a total return of 2.74%. (Of course, past performance is not a guarantee of future results.)(1),
(2)
    Total Return Fund seeks to add value in three ways: through asset allocation, stock selection, and bond strategy. For example, the average historical spread of returns between bonds and stocks is three percent. If the spread is out-of-line with this historical relationship, then the fund's asset mix is adjusted to reflect the current environment. A mix of 60% stocks and 40% bonds is considered a neutral position. Presently, our asset mix slightly favors equities, with an approximate allocation between bonds and stocks of 34% and 66%, respectively.

                           VIF--Total Return Portfolio
                           Average Annual Total Return
                                as of 6/30/97 (1)

                           1 Year               20.97%
                           ---------------------------
                           Since inception(6/94)16.17%
                           ---------------------------

    Over the last six months, the market has been infatuated with lower-yielding, large-capitalization high-growth companies. Although many of these companies are solid fundamentally, it appears that a significant portion may be over-valued. With this in mind, we have steered our investments away from higher growth sectors to more conservative, reasonably valued industry groups such as consumer cyclicals, consumer staples, and capital goods.


Graph:
    This line graph compares the value of a $10,000 investment in VIF--Total Return Fund to the value of a $10,000 investment in the S&P 500 Index and the Lehman Government/Corporate Bond Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (6/94) through 6/30/97.

Looking Forward
    We will continue to monitor the relationship between the returns on bonds and stocks, and adjust the portfolio accordingly. Within this volatile environment, we will stay with our disciplined investment approach: selecting stocks using a "bottom up" value process, while examining bonds on fundamentals and analysis of Federal Reserve Board policy.

Fund Management
    VIF-Total Return Fund is managed by Edward C. Mitchell, president of INVESCO Capital Management, Inc. He earned his MBA at the University of Colorado and a BA from the University of Virginia. Ed began his investment career in 1969.

He is assisted by David S. Griffin, who began his investment career in 1982. David holds an MBA from the College of William & Mary, as well as a BA from Ohio Wesleyan University. He is a Chartered Financial Analyst.

VIF-High Yield Fund
    For the six-month period ended 6/30/97, VIF-High Yield Fund achieved a total return of 7.47%, easily outperforming the Merrill Lynch High Yield Index, which over the same period had a total return of 5.86%. (Of course, past performance is not a guarantee of future results.)(1),(2)
    During the last six months, the high-yield sector again led the fixed-income market. However, tightening credit and interest rate spreads have changed the risk/reward relationship in the bond market, demanding a greater emphasis on fundamental analysis when evaluating high-yield securities. Within this environment, our in-depth research has been crucial in identifying undervalued high-yield securities whose fundamentals may be improving, as well as helping limit our risk exposure.

                            VIF--High Yield Portfolio
                           Average Annual Total Return
                                as of 6/30/97 (1)

                           1 Year               20.29%
                           ---------------------------
                           Since inception(5/94)13.89%
                           ---------------------------

    Our thorough research has continued to favor the communications industry -- especially the competitive local exchange market. This industry continues to experience consolidation and improving fundamentals. Recently, the fund's performance has been enhanced by companies like McLeod Inc. and Brooks Fiber
Properties. These firms have been improving fundamentally, and are active in acquiring local communications companies.

Looking Forward
    Tightening spreads in high-yield securities have created a more difficult investment landscape. However, despite narrow spreads, we continue to identify opportunities for capital appreciation and/or credit improvement. High-yield securities trade primarily on creditworthiness and less on interest rates. Thus, a substantial increase in interest rates may have a minimal effect on high-yield bonds compared to the broad fixed-income market.

Graph:
    This line graph compares the value of a $10,000 investment in VIF--High Yield Fund to the value of a $10,000 investment in the Merrill Lynch High Yield Master Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (5/94) through 6/30/97.

Fund Management
    VIF-High Yield Fund is managed by Donovan J. "Jerry" Paul. Jerry began his investment career in 1976; before joining INVESCO, he worked for Stein, Roe & Farnham Inc., as well as Quixote Investment Management. He earned an MBA from the University of Northern Iowa, and a BBA from the University of Iowa. He is a Chartered Financial Analyst and Certified Public Accountant.

VIF-Utilities
    For the six-month period ended 6/30/97, VIF-Utilities Fund achieved a total return of 6.44%. During the same period, the Dow Jones Utilities Index had a total return of -2.47%. (Of course, past performance is not a guarantee of future results.)(1,2)
    A changing regulatory environment has made the utility sector more challenging. Within the electric utility industry, deregulation and securitizing of debt by selected companies has had a major influence on stock prices. For the telecommunications industry, consolidation, regulatory reform, and increased competition in the local and long distance markets have affected value. The natural gas industry is also influenced by changes in the regulatory and political environment.

Graph:
    This line graph compares the value of a $10,000 investment in VIF--Utilities Fund to the value of a $10,000 investment in the Dow Jones Utilities Index, assuming in each cash reinvestment of all dividends and capital gain distributions, for the period from inception (1/95) through 6/30/97.

    Within this investment environment, we continue to overweight the portfolio with natural gas companies. This particular stock group has benefited from consolidation, a trend that should continue as companies become more efficient and profitable through acquisitions.
    In the telecommunication industry, RBOCs (Regional Bell Operating Companies) remain among our favorites. Companies like Bell Atlantic, NYNEX Corp, and SBC Communications should benefit from increased demand for ancillary products (e.g. second phone lines, call waiting) and industry consolidation.

                            VIF--Utilities Portfolio
                           Average Annual Total Return
                                as of 6/30/97 (1)

                           1 Year               10.82%
                           ---------------------------
                           Since inception(1/95)11.38%
                           ---------------------------

    Deregulation in the electric utility industry will allow low-cost providers of electricity to continue to increase their market share and profitability. Public Service of Colorado is an example of a low-cost provider that has enhanced the fund's returns over the last six months.

Looking Forward
    The utility sector continues to benefit from positive structural changes. These changes may increase the profitability of selected firms. In addition to offering this potential for capital appreciation, utility stocks are typically defensive in nature, producing a high dividend yield. These stocks may add a degree of stability to a portfolio exposed to the broad equity market.

Fund Management
    Effective July 1, 1997, Brian B. Hayward assumed the responsibilities of portfolio manager of VIF-Utilities Fund. Previously, he was a senior equity analyst for Mississippi Valley Advisors in St. Louis, Missouri and began his investment career in 1985. Brian earned a BA in Mathematics and MA in Economics from the University of Missouri. He is a Chartered Financial Analyst.

(1)Total return assumes reinvestment of dividends and capital gain distributions for the periods indicated. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than when purchased.

(2)The S&P 500 is an unmanaged index considered representative of the performance of the broad U.S. stock market. The Dow Jones Utilities Index is an unmanaged index of utilities stocks. The Lehman Government/Corporate Bond and Merrill Lynch High Yield Index are unmanaged indexes indicative of the broad fixed-income and high-yield markets, respectively.


                    INVESCO Variable Investment Funds, Inc.
                      Statement of Investment Securities
                               June 30, 1997
                                 UNAUDITED
-----------------------------------------------------------------------------------------------
                                                  Country     Shares, Units
                                                  Code if      or Principal
Description                                        Non US            Amount             Value
-----------------------------------------------------------------------------------------------

HIGH YIELD Portfolio
FIXED INCOME SECURITIES 91.99%
Corporate Bonds 91.99%
AIR FREIGHT 2.82%
Coach USA, Sr Sub Notes^, 9.375%,
   7/1/2007                                                        $100,000        $   99,000
Statia Terminals International/
   Statia Terminals Canada
   1st Mortgage Notes, Series B,
   11.750%, 11/15/2003                                              250,000           263,750
Viking Star Shipping, 1st Pfd Ship
   Mortgage Notes
   9.625%, 7/15/2003                                                100,000           105,500
                                                                                   ----------
                                                                                      468,250
                                                                                   ----------
ALUMINUM 3.27%
Kaiser Aluminum & Chemical,
   Sr Sub Notes, 12.750%, 2/1/2003                                  500,000           542,500
                                                                                   ----------
AUTO PARTS 0.90%
Oxford Automotive, Sr Sub Notes^,
   10.125%, 6/15/2007                                               150,000           150,000
                                                                                   ----------
BROADCASTING 6.93%
Allbritton Communications, Sr Sub Deb,
   Series B 9.750%, 11/30/2007                                      300,000           292,500
Benedek Communications, Sr Sub
   Discount Step-Up Notes
   Zero Coupon^^, 5/15/2006                                         150,000            91,125
Capstar Radio Broadcasting Partners,
   Sr Sub Notes^
   9.250%, 7/1/2007                                                 100,000            96,750
Commodore Media, Sr Sub Step-Up Notes,
   7.500%^^, 5/1/2003                                               415,000           452,350
Paxson Communications, Sr Sub Notes,
   11.625%, 10/1/2002                                               100,000           108,250
   11.750%, 11/15/2004                                              100,000           110,250
                                                                                   ----------
                                                                                    1,151,225
                                                                                   ----------
BUILDING MATERIALS 1.56%
USG Corp, Sr Notes, 8.500%, 8/1/2005                                250,000           258,437
                                                                                   ----------

CABLE 12.82%
Century Communications, Sr Notes,
   8.875%, 1/15/2007                                                100,000            97,750
Diamond Cable Communications PLC,
   Sr Discount Step-Up Notes^
   Zero Coupon^^, 2/15/2007                            UK           500,000           287,500
Galaxy Telecom LP/Galaxy Telecom
   Capital, Sr Sub Notes
   12.375%, 10/1/2005                                               250,000           265,000
International CableTel, Sr Deferred
   Step-Up Notes, Series B
   Zero Coupon^^, 2/1/2006                             UK           750,000           519,375
Kabelmedia Holding GmbH, Sr Discount
   Step-Up Notes
   Zero Coupon^^, 8/1/2006                             GM           250,000           152,500
Marcus Cable LP/Marcus Cable
   Captial III, Sr Deb
   11.875%, 10/1/2005                                               100,000           108,500
Multicanal SA, Notes^,
   10.500%, 2/1/2007                                   AR           100,000           107,750
TCI Satellite Entertainment,
   Sr Sub Discount Step-Up Notes^
   Zero Coupon^^, 2/15/2007                                       1,000,000           590,000
                                                                                   ----------
                                                                                    2,128,375
                                                                                   ----------
COMMUNICATIONS - EQUIPMENT &
   MANUFACTURING 1.48%
WinStar Equipment, Gtd Sr Secured
   Notes^, 12.500%, 3/15/2004                                       250,000           245,000
                                                                                   ----------
COMPUTER RELATED 1.63%
Unisys Corp, Sr Notes, Series B,
   12.000%, 4/15/2003                                               250,000           270,625
                                                                                   ----------
CONTAINERS 1.50%
Gaylord Container, Sr Notes^,
   9.750%, 6/15/2007                                                250,000           249,375
                                                                                   ----------
DISTRIBUTION 1.47%
Di Giorgio Corp, Sr Notes^,
   10.000%, 6/15/2007                                               250,000           243,125
                                                                                   ----------
ELECTRIC UTILITIES 1.57%
Westmin Resources Ltd, Sr Secured
   Notes, 11.000%, 3/15/2007                           CA           250,000           261,250
                                                                                   ----------
ENTERTAINMENT 1.58%
All American Communications,
   Sr Sub Notes, Series B
   10.875%, 10/15/2001                                              250,000           261,562
                                                                                   ----------
FINANCIAL 1.75%
HomeSide Inc, Sr Secured Priority
   Notes, Series B
   11.250%, 5/15/2003                                               250,000           290,625
                                                                                   ----------





GAMING 5.38%
Aztar Corp, Sr Sub Notes,
   13.750%, 10/1/2004                                               350,000           399,000
Mohegan Tribal Gaming Authority,
   Sr Secured Notes, Series B
   13.500%, 11/15/2002                                              200,000           262,000
Trump Hotels & Casino Resorts
   Holdings LP/Trump Hotels & Casino
   Resorts Funding, Sr Secured Notes,
   15.500%, 6/15/2005                                               200,000           232,000
                                                                                   ----------
                                                                                      893,000
                                                                                   ----------
HEALTH CARE RELATED 1.50%
Healthsource Inc, Conv Sub Notes,
   5.000%, 3/1/2003                                                 250,000           249,688
                                                                                   ----------
LEISURE TIME 1.91%
Coleman Escrow, Sr Discount Notes^,
   Zero Coupon, 5/15/2001                                           500,000           316,250
                                                                                   ----------
MANUFACTURING 1.63%
International Wire Group, Sr Sub
   Notes, Series B^
   11.750%, 6/1/2005                                                250,000           271,250
                                                                                   ----------
METALS MINING 1.33%
Haynes International, Sr Notes,
   11.625%, 9/1/2004                                                200,000           221,000
                                                                                   ----------
NATURAL GAS 0.63%
Ferrellgas LP/Ferrellgas Finance,
   Sr Notes, Series A
   10.000%, 8/1/2001                                                100,000           105,000
                                                                                   ----------
OFFICE EQUIPMENT & SUPPLIES 1.38% Bell & Howell,
   Sr Discount Step-Up Deb,
   Series B Zero Coupon^^, 3/1/2005                                 285,000           229,425
                                                                                   ----------
OIL & GAS RELATED 8.71%
Chesapeake Energy, Sr Notes, Series B,
   8.500%, 3/15/2012                                                150,000           136,500
Dual Drilling, Sr Sub Notes,
   9.875%, 1/15/2004                                                300,000           321,000
Energy Corp of America,  Sr Sub Notes^,
   9.500%, 5/15/2007                                                250,000           247,500
Forcenergy Inc, Sr Sub Notes, Series A,
   8.500%, 2/15/2007                                                250,000           244,375
Magnum Hunter Resources, Sr Sub Notes^,
   10.000%, 6/1/2007                                                250,000           246,875
Ocean Energy, Sr Notes^,
   8.875%, 7/15/2007                                                250,000           250,000
                                                                                   ----------





                                                                                    1,446,250
                                                                                   ----------
PAPER & FOREST PRODUCTS 3.11%
Tembec Finance, Gtd Sr Notes,
   9.875%, 9/30/2005                                   CA           500,000           515,625
                                                                                   ----------
PUBLISHING 2.71%
Affiliated Newspaper Investments,
   Sr Discount Step-Up Deb
   Zero Coupon^^, 7/1/2006                                          500,000           450,000
                                                                                   ----------
REAL ESTATE INVESTMENT TRUST 2.62%
Rockefeller Center Properties, Conv Deb,
   Zero Coupon, 12/31/2000                                          250,000           170,625
Saul (B F) REIT, Sr Secured Notes,
   11.625%, 4/1/2002                                                250,000           265,000
                                                                                   ----------
                                                                                      435,625
                                                                                   ----------
RETAIL 0.27%
InterAct Systems, Sr Discount
   Step-Up Notes
   Zero Coupon^^, 8/1/2003                                          100,000            45,500
                                                                                   ----------
SERVICES 1.51%
Williams Scotsman, Sr Notes^,
   9.875%, 6/1/2007                                                 250,000           250,000
                                                                                   ----------
SPECIALTY PRINTING 0.64%
MDC Communications, Sr Sub Notes,
   10.500%, 12/1/2006                                  CA           100,000           106,250
                                                                                   ----------
TELECOMMUNICATIONS - CELLULAR &
   WIRELESS 12.32%
Centennial Cellular, Sr Notes,
   8.875%, 11/1/2001                                                250,000           248,125
Comcast Cellular Holdings, Sr Notes^,
   9.500%, 5/1/2007                                                 250,000           250,625
CommNet Cellular, Sr Sub Discount
   Step-Up Notes
   Zero Coupon^^, 9/1/2003                                          200,000           194,000
Globalstar LP/Globalstar Capital,
   Sr Notes^, 11.250%, 6/15/2004                                    250,000           234,375
Microcell Telecommunications, Sr Discount
   Step-Up Notes Series B, Zero
   Coupon^^, 6/1/2006                                               500,000           277,500
NEXTEL Communications, Sr Discount
   Step-Up Notes, Zero Coupon^^
   9/1/2003                                                         250,000           217,500
   8/15/2004                                                        200,000           154,000
PriCellular Wireless, Sr Sub
   Discount Step-Up Notes
   Zero Coupon^^, 10/1/2003                                         500,000           470,000
                                                                                   ----------

                                                                                     2,046,125
                                                                                   ----------
TELECOMMUNICATIONS - LONG DISTANCE 7.06%
Brooks Fiber Properties
   Sr Discount Step-Up Notes, Zero Coupon^^
   3/1/2006                                                         200,000           136,250
   11/1/2006                                                        150,000            97,500
   Sr Notes^, 10.000%, 6/1/2007                                     250,000           253,125
EchoStar DBS, Sr Secured Notes^,
   12.500%, 7/1/2002                                                100,000            99,000
McLeodUSA Inc, Sr Discount
   Step-Up Notes^
   Zero Coupon^^, 3/1/2007                                          500,000           318,750
NextLink Communications, Sr Notes,
   12.500%, 4/15/2006                                               250,000           267,500
                                                                                   ----------
                                                                                    1,172,125
                                                                                   ----------
TOTAL FIXED INCOME SECURITIES
   (Cost $15,286,903)                                                              15,273,462
                                                                                   ----------

PREFERRED STOCKS & WARRANTS 3.41%
BROADCASTING 1.52%
Capstar Broadcasting Partners, Sr
   Exchangeable Pfd^, 12.000%                                         2,500           252,500
                                                                                   ----------
RETAIL 0.00%
InterAct Systems, Warrants^ (Exp 2003)*                                 100                13
                                                                                   ----------
TELECOMMUNICATIONS - CELLULAR
   & WIRELESS 1.16%
Microcell Telecommunications
   Conditional Warrants^ (Exp 2006)*                                  2,000             1,250
   Warrants^ (Exp 2006)*                                              2,000            25,000
Nextlink Communications
   Sr Exchangeable Pfd**, 14.000%                                     3,176           166,740
   Warrants^ (Exp 2009)*                                              3,000                31
                                                                                   ----------
                                                                                      193,021
                                                                                   ----------
TELECOMMUNICATIONS -
   LONG DISTANCE 0.73%
ICG Holdings, Exchangeable Pfd, 14.250%                                 115           121,272
                                                                                   ----------
TOTAL PREFERRED STOCKS & WARRANTS
   (Cost $523,213)                                                                    566,806
                                                                                   ----------
OTHER SECURITIES 4.60%
CABLE 2.87%
OpTel Inc,  Units^  (Each  unit  consists
   of one  $1,000  face  amount Sr Note,
   13.000%, 2/15/2005 and 1 shr of
   non-voting cmn stock)                                                500           477,500
                                                                                   ----------

SERVICES 0.61%
Verio Inc,  Units^  (Each  unit  consists
   of one  $1,000  face  amount Sr Note,
   13.500%, 6/15/2004 and 8 wrnts to
   purchase 1.7604 shrs of cmn stock)                                   100           100,750
                                                                                   ----------
TELEPHONE 1.12%
Ionica PLC,  Units^  (Each unit  consists
   of one $1,000 face amount Sr Discount
   Note, 13.500%^^, 5/1/2007 and 1 wrnt
   to purchase 19.619 shrs of cmn stock)               UK               350           185,500
                                                                                   ----------
TOTAL OTHER SECURITIES
   (Cost $773,960)                                                                    763,750
                                                                                   ----------
TOTAL INVESTMENT SECURITIES
   AT VALUE 100.00%
   (Cost $16,584,076#)                                                            $16,604,018
                                                                                   ==========

INDUSTRIAL INCOME Portfolio
COMMON STOCKS 79.16%
AEROSPACE & DEFENSE 3.11%
Northrop Grumman                                                      6,000           526,875
Sundstrand Corp                                                       7,000           378,000
                                                                                   ----------
                                                                                      904,875
                                                                                   ----------
AUTOMOBILES 1.06%
Chrysler Corp                                                         2,000            65,625
Ford Motor                                                            2,000            75,500
General Motors                                                        3,000           167,063
                                                                                   ----------
                                                                                      308,188
                                                                                   ----------
BANKS 5.36%
Bank of New York                                                     10,000           435,000
CoreStates Financial                                                  4,000           215,000
First Tennessee National                                              5,000           240,000
Fleet Financial Group                                                 5,000           316,250
Summit Bancorp                                                        7,000           350,875
                                                                                   ----------
                                                                                    1,557,125
                                                                                   ----------
BEVERAGES 1.16%
Anheuser-Busch Cos                                                    8,000           335,500
                                                                                   ----------
CHEMICALS 1.68%
Agrium Inc                                                           15,000           172,500
ARCO Chemical                                                         2,000            95,125
Lawter International                                                  5,000            63,125
Olin Corp                                                             4,000           156,250





                                                                                   ----------
                                                                                      487,000
                                                                                   ----------
COMMUNICATIONS - EQUIPMENT &
   MANUFACTURING 2.09%
Motorola Inc                                                          8,000           608,000
                                                                                   ----------
COMPUTER RELATED 0.65%
SABRE Group Holdings Class A*                                         7,000           189,875
                                                                                   ----------
CONGLOMERATES 1.24%
Tenneco Inc                                                           8,000           361,500
                                                                                   ----------
ELECTRIC UTILITIES 1.88%
Electricidade de Portugal SA
   Sponsored ADR*                                                     7,000           252,000
IES Industries                                                       10,000           295,000
                                                                                   ----------
                                                                                      547,000
                                                                                   ----------
ELECTRICAL EQUIPMENT 2.43%
Emerson Electric                                                      6,000           330,375
General Electric                                                      4,000           261,500
Honeywell Inc                                                         1,500           113,813
                                                                                   ----------
                                                                                      705,688
                                                                                   ----------
ELECTRONICS 0.60%
General Motors Class H                                                3,000           173,250
                                                                                   ----------
                                                                                      340,313
                                                                                   ----------

ELECTRONICS - SEMICONDUCTORS 3.39%
Analog Devices*                                                      16,000           425,000
Maxim Integrated Products*                                            1,000            56,875
Texas Instruments                                                     6,000           504,375
                                                                                   ----------
                                                                                      986,250
                                                                                   ----------
ENGINEERING & CONSTRUCTION 1.14%
Fluor Corp                                                            6,000           331,125
                                                                                   ----------
FINANCIAL 0.76%
Associates First Capital Class A                                      4,000           222,000
                                                                                   ----------
FOODS 4.07%
General Mills                                                         2,000           130,250
Heinz (H J) Co                                                        9,725           448,566
Kellogg Co                                                            5,000           428,125
Tasty Baking                                                         10,000           175,000
                                                                                   ----------
                                                                                    1,181,941
                                                                                   ----------





GOLD & PRECIOUS METALS MINING 0.94%
Newmont Mining                                                        7,000           273,000
                                                                                   ----------
HEALTH CARE DRUGS - PHARMACEUTICALS 3.78%
Novo-Nordisk A/S ADR                                                  2,000           109,750
SmithKline Beecham PLC ADR
   Representing Ord A Shrs                                            4,000           366,500
Warner-Lambert Co                                                     5,000           621,250
                                                                                   ----------
                                                                                    1,097,500
                                                                                   ----------
HEALTH CARE RELATED 2.12%
Becton Dickinson & Co                                                 4,000           202,500
Tenet Healthcare*                                                    14,000           413,875
                                                                                   ----------
                                                                                      616,375
                                                                                   ----------
HOUSEHOLD PRODUCTS 1.46%
Procter & Gamble                                                      3,000           423,750
                                                                                   ----------
INSURANCE 5.06%
Allmerica Financial                                                   6,000           239,250
American States Financial                                             8,000           368,000
Lincoln National                                                      3,000           193,125
Ohio Casualty                                                         8,000           352,000
Travelers Property Casualty Class A                                   8,000           319,000
                                                                                   ----------
                                                                                    1,471,375
                                                                                   ----------
INVESTMENT BANK/BROKER FIRM 0.89%
Morgan Stanley Dean Witter Discover & Co                              6,000           258,375
                                                                                   ----------
LODGING - HOTELS 0.91%
Hilton Hotels                                                        10,000           265,625
                                                                                   ----------
MANUFACTURING 1.16%
Allied Signal                                                         4,000           336,000
                                                                                   ----------
NATURAL GAS 0.72%
K N Energy                                                            5,000           210,625
                                                                                   ----------
OIL & GAS RELATED 11.49%
Amoco Corp                                                            2,000           173,875
Apache Corp                                                          10,000           325,000
Chevron Corp                                                          5,000           369,687
Dresser Industries                                                    4,000           149,000
Enron Oil & Gas                                                      10,000           181,250
Exxon Corp                                                            6,000           369,000
Noble Drilling*                                                      10,000           225,625
Phillips Petroleum                                                    5,000           218,750
Santa Fe International*                                               7,000           238,000
Schlumberger Ltd                                                      2,000           250,000
Sonat Inc                                                             6,000           307,500
USX-Marathon Group                                                   10,000           288,750





Union Pacific Resources Group                                         5,000           124,375
Unocal Corp                                                           3,000           116,438
                                                                                   ----------
                                                                                    3,337,250
                                                                                   ----------
PAPER & FOREST PRODUCTS 1.15%
Albany International Class A                                          5,000           112,500
Champion International                                                4,000           221,000
                                                                                   ----------
                                                                                      333,500
                                                                                   ----------
PERSONAL CARE 0.73%
Avon Products                                                         3,000           211,687
                                                                                   ----------
PHOTOGRAPH & IMAGING 0.38%
Polaroid Corp                                                         2,000           111,000
                                                                                   ----------
POLLUTION CONTROL 1.11%
Waste Management                                                     10,000           321,250
                                                                                   ----------
PUBLISHING 0.79%
Belo (A H) Corp Class A                                               5,500           228,937
                                                                                   ----------
RAILROADS 1.00%
Kansas City Southern Industries                                       4,500           290,250
                                                                                   ----------
REAL ESTATE INVESTMENT TRUST 0.44%
Patriot American Hospitality                                          5,000           127,500
                                                                                   ----------
RETAIL 4.65%
Dayton Hudson                                                         5,000           265,937
May Department Stores                                                 3,000           141,750
Penney (J C) Co                                                       4,000           208,750
Tandy Corp                                                           10,000           560,000
Toys "R" Us*                                                          5,000           175,000
                                                                                   ----------
                                                                                    1,351,437
                                                                                   ----------
SAVINGS & LOAN 0.93%
Charter One Financial                                                 5,000           269,375
                                                                                   ----------
TELECOMMUNICATIONS - LONG DISTANCE 1.66%
Deutsche Telekom AG Sponsored ADR                                    20,000           482,500
                                                                                    ---------
TELEPHONE 6.27%
Ameritech Corp                                                        3,000           203,813
Bell Atlantic                                                         5,000           379,375
BellSouth Corp                                                        5,000           231,875
GTE Corp                                                              5,500           241,312
NYNEX Corp                                                            4,000           230,500
SBC Communications                                                    5,000           309,375
US WEST Communications Group                                          6,000           226,125
                                                                                   ----------
                                                                                    1,822,375
                                                                                   ----------





TOBACCO 0.90%
Fortune Brands                                                        7,000           261,187
                                                                                   ----------
TOTAL COMMON STOCKS
   (Cost $18,964,532)                                                              23,000,190
                                                                                   ----------

PREFERRED  STOCKS 0.18%
GOLD & PRECIOUS METALS MINING 0.18%
Amax Gold, Conv Pfd, Series B, $3.75
   (Cost $48,795)                                                     1,000            53,000
                                                                                   ----------

FIXED  INCOME  SECURITIES  16.47%
US  Government  Obligations  2.57%
US Treasury Notes, 6.500%, 5/15/2005
   (Cost $778,357)                                                  750,000           748,829
                                                                                   ----------
US Government Agency Obligations 4.84%
Federal Home Loan Mortgage, Gold,
   Participation Certificates
   6.500%, 8/1/2011 (Cost $1,398,746)                             1,432,672         1,405,953
                                                                                   ----------
Corporate Bonds 9.06%
AUTOMOBILES 0.34%
General Motors Acceptance,
   Medium-Term Notes
   6.700%, 4/25/2001                                                100,000            99,770
                                                                                   ----------
BROADCASTING 0.34%
Allbritton Communications,
   Sr Sub Deb, Series B
   9.750%, 11/30/2007                                               100,000            97,500
                                                                                   ----------
BUILDING MATERIALS 0.71%
USG Corp, Deb, 8.750%, 3/1/2017                                     200,000           206,000
                                                                                   ----------
ELECTRIC UTILITIES 2.30%
DQU-II Funding, Collateral Lease,
   8.700%, 6/1/2016                                                 200,000           216,827
Long Island Lighting, Deb,
   8.200%, 3/15/2023                                                200,000           204,913
PSI Energy, Deb, 6.350%, 11/15/2006                                 250,000           247,523
                                                                                   ----------
                                                                                      669,263
                                                                                   ----------
ENTERTAINMENT 0.88%
Time Warner Entertainment LP, Sr Deb,
   8.375%, 3/15/2023                                                250,000           256,238
                                                                                   ----------
HEALTH CARE DRUGS - PHARMACEUTICALS 0.75%
McKesson Corp, Sub Deb, 4.500%, 3/1/2004                            250,000           218,342
                                                                                   ----------

HEALTH CARE RELATED 0.86%
Healthsource Inc, Conv Sub Notes^,
   5.000%, 3/1/2003                                                 250,000           249,687
                                                                                   ----------
OFFICE EQUIPMENT & SUPPLIES 0.84%
Xerox Corp, Medium-Term Notes, Series D,
   6.250%, 11/15/2026                                               250,000           244,005
                                                                                   ----------
PUBLISHING 0.31%
Affiliated Newspaper Investments,
   Sr Discount Step-Up Deb
   Zero Coupon^^, 7/1/2006                                          100,000            90,000
                                                                                   ----------
RETAIL 0.87%
Penney (J C) Co, Deb, 6.900%, 8/15/2026                             250,000           251,332
                                                                                   ----------
SAVINGS & LOAN 0.86%
Long Island Savings Bank,
   Medium-Term Notes
   7.000%, 6/13/2002                                                250,000           249,867
                                                                                   ----------
   TOTAL CORPORATE BONDS
   (Cost $2,626,232)                                                                2,632,004
                                                                                   ----------
TOTAL FIXED INCOME SECURITIES
   (Cost $4,803,335)                                                                4,786,786
                                                                                   ----------

SHORT-TERM INVESTMENTS -
   COMMERCIAL PAPER 4.19%
FINANCIAL 4.19%
Associates Corp of North America,
   6.130%, 7/1/1997
   (Cost $1,216,000)                                              1,216,000         1,216,000
                                                                                   ----------
TOTAL INVESTMENT SECURITIES
   AT VALUE 100.00%
   (Cost $25,032,662)
   (Cost for Income Tax Purposes $25,036,302)                                     $29,055,976
                                                                                   ==========

TOTAL RETURN Portfolio
COMMON STOCKS 62.61%
AEROSPACE & DEFENSE 2.36%
Boeing Co                                                             2,200           116,737
Lockheed Martin                                                       1,300           134,631
Raytheon Co                                                           2,200           112,200
                                                                                   ----------
                                                                                      363,568
                                                                                   ----------
AUTO PARTS 1.29%
Genuine Parts                                                         5,850           198,169
                                                                                   ----------





AUTOMOBILES 1.23%
Ford Motor                                                            5,000           188,750
                                                                                   ----------
BANKS 5.76%
Comerica Inc                                                          1,900           129,200
First Chicago NBD                                                     2,600           157,300
First of America Bank                                                 3,300           150,975
First Union                                                           1,500           138,750
State Street Boston                                                   4,200           194,250
Wachovia Corp                                                         2,000           116,625
                                                                                   ----------
                                                                                      887,100
                                                                                   ----------
BEVERAGES 1.77%
Anheuser-Busch Cos                                                    3,000           125,813
PepsiCo Inc                                                           3,900           146,494
                                                                                   ----------
                                                                                      272,307
                                                                                   ----------
BUILDING MATERIALS 0.88%
Sherwin-Williams Co                                                   4,400           135,850
                                                                                   ----------
CHEMICALS 2.21%
Akzo Nobel NV Sponsored ADR                                           1,600           110,600
Dow Chemical                                                          1,500           130,688
Great Lakes Chemical                                                  1,900            99,513
                                                                                   ----------
                                                                                      340,801
                                                                                   ----------
COMPUTER RELATED 2.20%
Compaq Computer*                                                      2,000           198,500
Hewlett-Packard Co                                                    2,500           140,000
                                                                                   ----------
                                                                                      338,500
                                                                                   ----------
CONGLOMERATES 1.03%
Textron Inc                                                           2,400           159,300
                                                                                   ----------
DISTRIBUTION 1.12%
SuperValu Inc                                                         5,000           172,500
                                                                                   ----------
ELECTRIC UTILITIES 3.69%
CINergy Corp                                                          3,700           128,806
Edison International                                                  6,300           156,713
Energy Group PLC Sponsored ADR                                        1,125            47,672
Texas Utilities                                                       2,300            79,206
Unicom Corp                                                           7,000           155,750
                                                                                   ----------
                                                                                      568,147
                                                                                   ----------
ELECTRICAL EQUIPMENT 1.10%
General Electric                                                      2,600           169,975
                                                                                   ----------
FOODS 4.58%





Archer-Daniels-Midland Co                                             6,145           144,408
General Mills                                                         1,700           110,713
Heinz (H J) Co                                                        3,550           163,744
Kellogg Co                                                            1,300           111,313
Unilever NV New York Shrs                                               800           174,400
                                                                                   ----------
                                                                                      704,578
                                                                                   ----------
HEALTH CARE DRUGS -
   PHARMACEUTICALS 4.27%
Abbott Laboratories                                                   2,500           166,875
American Home Products                                                1,800           137,700
Bristol-Myers Squibb                                                  2,200           178,200
Lilly (Eli) & Co                                                      1,600           174,900
                                                                                   ----------
                                                                                      657,675
                                                                                   ----------
HOUSEHOLD FURNITURE & APPLIANCES 1.42%
Whirlpool Corp                                                        4,000           218,250
                                                                                   ----------
INSURANCE 2.46%
Ohio Casualty                                                         5,000           220,000
SAFECO Corp                                                           3,400           158,738
                                                                                   ----------
                                                                                      378,738
                                                                                   ----------
INSURANCE BROKERS 1.11%
Marsh & McLennan                                                      2,400           171,300
                                                                                   ----------
INVESTMENT BANK/BROKER FIRM 0.88%
Morgan Stanley Dean Witter Discovery & Co                             3,135           135,001
                                                                                   ----------
MANUFACTURING 2.64%
Minnesota Mining & Manufacturing                                      1,600           163,200
National Service Industries                                           5,000           243,438
                                                                                   ----------
                                                                                      406,638
                                                                                   ----------
OIL & GAS RELATED 4.36%
Amoco Corp                                                            1,300           113,019
Exxon Corp                                                            2,800           172,200
Repsol SA Sponsored ADR                                               5,000           212,188
Royal Dutch Petroleum New York
   Registry 5 Gldr Shrs                                               3,200           174,000
                                                                                   ----------
                                                                                      671,407
                                                                                   ----------
PAPER & FOREST PRODUCTS 1.53%
Hanson PLC Sponsored ADR                                              1,125            28,125
Imperial Chemical Industries PLC ADR                                  1,500            85,313
Westvaco Corp                                                         3,900           122,606
                                                                                   ----------
                                                                                      236,044
                                                                                   ----------





POLLUTION CONTROL 0.73%
Waste Management                                                      3,500           112,438
                                                                                   ----------
PUBLISHING 1.92%
Dun & Bradstreet                                                      6,000           157,500
Gannett Co                                                            1,400           138,250
                                                                                   ----------
                                                                                      295,750
                                                                                   ----------
RAILROADS 0.85%
Illinois Central Series A                                             3,750           131,016
                                                                                   ----------
RETAIL 3.59%
CVS Corp                                                              2,100           107,625
Circuit City Stores                                                   3,500           124,468
Giant Food Class A                                                    3,300           107,662
K mart Corp*                                                          8,500           104,124
Penney (J C) Co                                                       2,100           109,593
                                                                                   ----------
                                                                                      553,472
                                                                                   ----------
SPECIALTY PRINTING 1.11%
Deluxe Corp                                                           5,000           170,625
                                                                                   ----------
TELEPHONE 2.66%
NYNEX Corp                                                            1,300            74,912
Telefonica de Espana SA Sponsored ADR                                 2,000           172,500
Telefonos de Mexico SA de CV
   Sponsored ADR Representing Ord
   Series L Shrs                                                      3,400           162,350
                                                                                   ----------
                                                                                      409,762
                                                                                   ----------
TEXTILE - APPAREL MANUFACTURING 0.61%
Liz Claiborne                                                         2,000            93,250
                                                                                   ----------
TEXTILE - HOME FURNISHING 0.52%
Shaw Industries                                                       7,500            79,687
                                                                                   ----------
TOBACCO 2.20%
Fortune Brands                                                        2,700           100,743
Gallaher Group PLC Sponsored ADR*                                     2,700            49,780
Imperial Tobacco Group PLC Sponsored ADR                              2,250            28,687
Philip Morris                                                         3,600           159,750
                                                                                   ----------
                                                                                      338,960
                                                                                   ----------
TRUCKERS 0.53%
Caliber System                                                        2,200            81,950
                                                                                   ----------
TOTAL COMMON STOCKS
   (Cost $6,798,177)                                                                9,641,508
                                                                                   ----------
FIXED INCOME SECURITIES 27.88%





US Government Obligations 19.76%
US Treasury Bonds
   8.125%, 8/15/2019                                                200,000           228,063
   7.250%, 8/15/2022                                                300,000           313,031
US Treasury Notes
   7.500%, 11/15/2001                                               300,000           312,656
   6.500%, 8/15/2005                                                300,000           299,250
   6.375%, 7/15/1999                                                200,000           201,125
   6.375%, 1/15/2000                                                300,000           301,594
   6.375%, 8/15/2002                                                400,000           399,750
   5.875%, 2/15/2000                                                995,000           987,227
                                                                                   ----------
   TOTAL US GOVERNMENT OBLIGATIONS
   (Cost $3,024,790)                                                                3,042,696
                                                                                   ----------
US Government Agency Obligations 4.26%
Federal Home Loan Mortgage, Gold,
   Participation Certificates
   8.000%, 10/1/2010                                                 66,256            68,254
   6.500%, 7/1/2001                                                  92,886            92,731
Federal National Mortgage Association
   Gtd Mortgage Pass-Through Certificates
   8.500%, 3/1/2010                                                 132,280           136,926
   6.500%, 5/1/2026                                                 144,293           138,246
   6.000%, 5/1/2009                                                 143,786           139,621
Government National Mortgage Association I
   Pass-Through Certificates,
   7.500%, 3/15/2026                                                 80,378            80,662
                                                                                   ----------
   TOTAL US GOVERNMENT AGENCY OBLIGATIONS
   (Cost $652,498)                                                                    656,440
                                                                                   ----------
Corporate Bonds 3.86%
BANKS 1.96%
ABN Amro Bank NV, Sub Notes,
   7.550%, 6/28/2006                                                200,000           205,474
NationsBank Corp, Sub Notes,
   6.500%, 3/15/2006                                                100,000            95,854
                                                                                   ----------
                                                                                      301,328
                                                                                   ----------
BEVERAGES 0.64%
PepsiCo Inc, Medium-Term Notes,
   5.875%, 6/1/2000                                                 100,000            98,395
                                                                                   ----------
POLLUTION CONTROL 1.26%
WMX Technologies Notes,
   6.375%, 12/1/2003                                                200,000           194,320
                                                                                   ----------
   TOTAL CORPORATE BONDS
   (Cost $600,243)                                                                    594,043
                                                                                   ----------
TOTAL FIXED INCOME SECURITIES
   (Cost $4,277,531)                                                                4,293,179
                                                                                   ----------


SHORT-TERM INVESTMENTS 9.51%
US Government Obligations 4.56%
US Treasury Notes
   6.125%, 3/31/1998                                                500,000           501,563
   5.500%, 9/30/1997                                                200,000           200,000
                                                                                   ----------
   (Cost $701,607)                                                                    701,563
                                                                                   ----------
Repurchase Agreements 4.95%
Repurchase Agreement with State Street Bank
   & Trust Co dated 6/30/1997 due 7/1/1997
   at 5.600%, repurchased at $763,119
   (Collateralized by US Treasury Bonds due
   8/15/2013 at 12.000% value
   $777,453)
   (Cost $763,000)                                                  763,000           763,000
                                                                                   ----------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $1,464,607)                                                                1,464,563
                                                                                   ----------
TOTAL INVESTMENT SECURITIES AT VALUE 100.00%
   (Cost $12,540,315#)                                                            $15,399,250
                                                                                   ==========

UTILITIES Portfolio
COMMON STOCKS 94.89%
OIL & GAS RELATED 3.02%
Union Pacific Resources Group                                         2,400            59,700
Williams Cos                                                            650            28,438
                                                                                   ----------
                                                                                       88,138
                                                                                   ----------
TELECOMMUNICATIONS -
   CELLULAR & WIRELESS 1.23%
NEXTEL Communications Class A*                                        1,900            35,981
                                                                                   ----------

TELECOMMUMICATIONS -
   LONG DISTANCE   12.11%
AT&T Corp                                                             1,200            42,075
Brooks Fiber Properties*                                              1,000            33,750
LCI International*                                                    1,600            35,000
MCI Communications                                                    1,600            61,250
McLeodUSA Inc Class A*                                                1,350            45,562
Portugal Telecom SA Sponsored ADR                                       200             8,025
Sprint Corp                                                           1,200            63,150
Telecomunicacoes Brasileiras SA
   Sponsored ADR                                                        100            15,175
Viatel Inc*                                                           1,300             8,775
WorldCom Inc*                                                         1,260            40,320
                                                                                   ----------
                                                                                      353,082
                                                                                   ----------





Utilities 78.53%
ELECTRIC 40.72%
Allegheny Power System                                                1,400            37,362
American Electric Power                                               1,200            50,400
Baltimore Gas & Electric                                                500            13,344
CMS Energy                                                              900            31,725
Carolina Power & Light                                                  800            28,700
Central & South West                                                  1,230            26,138
CINergy Corp                                                            800            27,850
DTE Energy                                                            1,000            27,625
Dominion Resources                                                      700            25,637
Duke Energy                                                           1,227            58,802
Edison International                                                  1,300            32,338
Entergy Corp                                                          1,100            30,112
FPL Group                                                               600            27,638
Florida Progress                                                        500            15,656
Florida Public Utilities                                                500            10,437
GPU Inc                                                                 900            32,288
IES Industries                                                        1,700            50,150
Idaho Power                                                           1,650            51,769
Interstate Power                                                        300             8,587
NIPSCO Industries                                                     1,300            53,706
Northern States Power                                                   600            31,050
OGE Energy                                                            2,040            92,820
PacifiCorp                                                            2,200            48,400
PECO Energy                                                           2,100            44,100
Pennsylvania Gas & Electric Corp                                      1,300            31,525
Pennsylvania Power & Light Resources                                  1,200            23,925
Pinnacle West Capital                                                   900            27,056
Potomac Electric Power                                                  600            13,875
Public Service of Colorado                                            2,200            91,300
SCANA Corp                                                            2,000            49,625
Southern Co                                                           1,300            28,438
TNP Enterprises                                                       1,500            34,781
Union Electric                                                          800            30,150
                                                                                   ----------
                                                                                    1,187,309
                                                                                   ----------
NATURAL GAS 11.62%
Coastal Corp                                                          1,250            66,484
Columbia Gas System                                                     800            52,200
Enron Corp                                                            1,200            48,975
New Jersey Resources                                                    400            12,550
ONEOK Inc                                                             1,350            43,453
Sonat Inc                                                             1,150            58,938
Trans Canada PipeLines Ltd                                            2,800            56,350
                                                                                   ----------
                                                                                      338,950
                                                                                   ----------
TELEPHONE 26.19%
ALLTEL Corp                                                           1,400            46,813
Ameritech Corp                                                        1,270            86,281
Bell Atlantic                                                         1,250            94,844





BellSouth Corp                                                        2,270           105,271
Century Telephone Enterprises                                         1,200            40,425
Cincinnati Bell                                                         800            25,200
GTE Corp                                                              1,750            76,781
NYNEX Corp                                                            1,650            95,081
SBC Communications                                                    1,500            92,812
Southern New England Telecommunications                               1,000            38,875
Telefonica del Peru SA Sponsored ADR
   Representing Class B Shrs                                            900            23,569
US WEST Communications Group                                          1,000            37,688
                                                                                   ----------
                                                                                      763,640
                                                                                   ----------
   TOTAL UTILITIES                                                                  2,289,899
                                                                                   ----------
TOTAL COMMON STOCKS
   (Cost $2,560,416)                                                                2,767,100
                                                                                   ----------
SHORT-TERM INVESTMENTS -
   COMMERCIAL PAPER 5.11%
AUTOMOBILES 5.11%
Ford Motor Credit, 5.514%, 7/1/1997
   (Cost $149,000)                                                  149,000           149,000
                                                                                   ----------
TOTAL INVESTMENT SECURITIES
   AT VALUE 100.00%
   (Cost $2,709,416#)                                                              $2,916,100
                                                                                   ==========

^ Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.

^^ Step up bonds are obligations which increase the interest payment rate at a specific point in time. Rate shown reflects current rate which may step up at a future date.

** Security is a payment-in-kind (PIK) bond. PIK bonds may make interest payments in additional shares.

~ Security may make dividend payments in other types of securities or cash.

* Security is non-income producing.

# Also represents cost for income tax purposes.



Summary of Investments by Country

                                                                   % of
                                                  Country        Investment
Country                                              Code        Securities             Value
-----------------------------------------------------------------------------------------------
High Yield Portfolio
Argentina                                              AR             0.65%          $107,750
Canada                                                 CA              5.32           883,125





Germany                                                GM              0.92           152,500
United Kingdom                                         UK              5.97           992,375
United States                                          US             87.14        14,468,268
                                                                    -------------------------
                                                                    100.00%       $16,604,018
                                                                    =========================

See Notes to Financial Statements


                     INVESCO Variable Investment Funds, Inc.
                       Statement of Assets and Liabilities
                                June 30, 1997
                                  UNAUDITED

                                                   Health                          Industrial
                                                 Sciences        High Yield            Income
                                                Portfolio         Portfolio         Portfolio
                                              ------------------------------------------------
ASSETS
Investment Securities:
   At Cost                                     $        0       $16,584,076       $25,032,662
                                               ===============================================
   At Value                                    $        0       $16,604,018       $29,055,976
Cash                                               24,813           138,976            51,041
Receivables:
   Investment Securities Sold                           0         1,092,282                 0
   Fund Shares Sold                                     0            16,763           450,619
   Dividends and Interest                               0           252,530            92,596
Organization Costs                                      0             5,523             5,523
Prepaid Expenses and Other Assets                       0            13,780            11,317
                                               -----------------------------------------------
TOTAL ASSETS                                       24,813        18,123,872        29,667,072
                                               -----------------------------------------------
LIABILITIES
Payables:
   Investment Securities Purchased                      0           338,436                 0
   Fund Shares Repurchased                              0             7,762             9,865
Accrued Expenses and Other Payables                     0            13,761            13,938
                                               -----------------------------------------------
TOTAL LIABILITIES                                       0           359,959            23,803
                                               -----------------------------------------------
Net Assets at Value                            $   24,813       $17,763,913       $29,643,269
                                               ===============================================
NET ASSETS
Paid-in Capital*                               $   24,813       $16,251,084       $24,319,963
Accumulated Undistributed Net
   Investment Income (See Note 1)                       0           711,300           280,387
Accumulated Undistributed Net
   Realized Gain on Investment
   Securities and Foreign
   Currency Transactions                                0           781,587         1,019,605
Net Appreciation of Investment
   Securities and Foreign Currency
   Transactions                                         0            19,942         4,023,314
                                               -----------------------------------------------
Net Assets at Value                            $   24,813       $17,763,913       $29,643,269
                                               ===============================================
Shares Outstanding                                  2,481         1,402,934         1,813,346
Net Asset Value, Offering and
   Redemption Price per Share                     $ 10.00           $ 12.66           $ 16.35
                                               ===============================================





* The Fund has 900 million authorized shares of common stock, par value $0.01 per share. Of such shares, 100 million have been allocated to each individual
Portfolio.

See Notes to Financial Statements


                     INVESCO Variable Investment Funds, Inc.
                Statement of Assets and Liabilities (Continued)
                                June 30, 1997
                                  UNAUDITED

                                                                      Total
                                               Technology            Return         Utilities
                                                Portfolio         Portfolio         Portfolio
                                              ------------------------------------------------

ASSETS
Investment Securities:
   At Cost~                                   $         0       $12,540,315       $ 2,709,416
                                              ================================================
   At Value~                                  $         0       $15,399,250       $ 2,916,100
Cash                                               10,944            72,235            93,636
Receivables:
   Fund Shares Sold                                     0           173,843            93,485
   Dividends and Interest                               0           107,743             7,657
Organization Costs                                      0             5,523             5,523
Prepaid Expenses and Other Assets                       0            16,269            17,969
                                              ------------------------------------------------
TOTAL ASSETS                                  $    10,944       $15,774,863       $ 3,134,370
                                              ------------------------------------------------
LIABILITIES
Payables:
   Fund Shares Repurchased                              0             5,904             3,632
Accrued Expenses and Other Payables                     0            14,178            12,983
                                              ------------------------------------------------
TOTAL LIABILITIES                                       0            20,082            16,615
                                              ------------------------------------------------
Net Assets at Value                           $    10,944       $15,754,781       $ 3,117,755
                                              ================================================
NET ASSETS
Paid-in Capital*                              $    10,944       $12,651,184       $ 2,835,175
Accumulated Undistributed Net
   Investment Income (See Note 1)                       0           205,133            41,042
Accumulated Undistributed Net
   Realized Gain on Investment
   Securities and Foreign
   Currency Transactions                                0            39,529            34,854
Net Appreciation of Investment S
   ecurities and Foreign
   Currency Transactions                                0         2,858,935           206,684
                                              ------------------------------------------------
Net Assets at Value                           $    10,944       $15,754,781       $ 3,117,755
                                              ================================================
Shares Outstanding                                  1,094         1,053,122           245,037
Net Asset Value, Offering
   and Redemption Price
   per Share                                       $10.00            $14.96           $ 12.72
                                              ================================================



~ Investment securities at cost and value at June 30, 1997 include a repurchase agreement of $763,000 for Total Return Portfolio.

* The Fund has 900 million authorized shares of common stock, par value $0.01 per share. Of such shares, 100 million have been allocated to each individual
Portfolio.

See Notes to Financial Statements



                     INVESCO Variable Investment Funds, Inc.
                            Statement of Operations
                       Period Ended June 30, 1997 (Note 1)
                                  UNAUDITED

                                                   Health              High        Industrial
                                                 Sciences             Yield            Income
                                                Portfolio         Portfolio         Portfolio
                                              ------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                     $         0       $     7,623       $   199,281
Interest                                                0           762,273           194,465
   Foreign Taxes Withheld                               0                 0           (1,496)
                                              ------------------------------------------------
   TOTAL INCOME                                         0           769,896           392,250
                                              ------------------------------------------------
EXPENSES
Investment Advisory Fees                                0            47,679            91,110
Transfer Agent Fees                                     0             2,500             2,500
Administrative Fees                                     0             6,192             6,822
Custodian Fees and Expenses                             0             5,306             5,228
Directors' Fees and Expenses                            0             3,981             4,116
Organization Expenses                                   0             1,841             1,841
Professional Fees and Expenses                          0             8,947             9,484
Registration Fees and Expenses                          0                52                52
Other Expenses                                          0             3,292             1,492
                                              ------------------------------------------------
   TOTAL EXPENSES                                       0            79,790           122,645
   Fees and Expenses Absorbed
   by Investment Adviser                                0          (13,396)          (10,756)
   Fees and Expenses Paid Indirectly                    0           (2,748)           (2,332)
                                              ------------------------------------------------
   NET EXPENSES                                         0            63,646           109,557
                                              ------------------------------------------------
NET INVESTMENT INCOME                                   0           706,250           282,693
                                              ------------------------------------------------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENT
   SECURITIES
Net Realized Gain on Investment
   Securities and Foreign
   Currency Transactions                                0           776,999         1,019,605
Change in Net Appreciation of
   Investment Securities and
   Foreign Currency Transactions                        0         (296,531)         1,990,031
                                              ------------------------------------------------
NET GAIN ON INVESTMENT
   SECURITIES                                           0           480,468         3,009,636
                                              ------------------------------------------------
Net Increase in Net Assets
   from Operations                            $         0       $ 1,186,718       $ 3,292,329
                                              ================================================
See Notes to Financial Statements


                     INVESCO Variable Investment Funds, Inc.
                      Statement of Operations (Continued)
                      Period Ended June 30, 1997 (Note 1)
                                  UNAUDITED

                                                                      Total
                                               Technology            Return         Utilities
                                                Portfolio         Portfolio         Portfolio
                                              ------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                     $         0       $   117,431       $    50,639
Interest                                                0           169,466             4,738
   Foreign Taxes Withheld                               0           (1,875)             (207)
                                              ------------------------------------------------
   TOTAL INCOME                                         0           285,022            55,170
                                              ------------------------------------------------
EXPENSES
Investment Advisory Fees                                0            53,663             8,406
Transfer Agent Fees                                     0             2,500             2,500
Administrative Fees                                     0             6,084             5,210
Custodian Fees and Expenses                             0             3,531             2,139
Directors' Fees and Expenses                            0             3,975             3,787
Organization Expenses                                   0             1,841             1,841
Professional Fees and Expenses                          0             8,858             7,611
Registration Fees and Expenses                          0                52                52
Other Expenses                                          0             1,476               310
                                              ------------------------------------------------
   TOTAL EXPENSES                                       0            81,980            31,856
   Fees and Expenses Absorbed
   by Investment Adviser                                0          (16,533)          (17,845)
   Fees and Expenses Paid Indirectly                    0           (1,571)           (1,391)
                                              ------------------------------------------------
   NET EXPENSES                                         0            63,876            12,620
                                              ------------------------------------------------
NET INVESTMENT INCOME                                   0           221,146            42,550
                                              ------------------------------------------------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENT
   SECURITIES
Net Realized Gain on Investment
   Securities and Foreign
   Currency Transactions                                0            86,273            34,854
Change in Net Appreciation
   of Investment Securities and
   Foreign Currency Transactions                        0         1,441,574           105,122
                                              ------------------------------------------------
NET GAIN ON INVESTMENT
   SECURITIES                                           0         1,527,847           139,976
                                              ------------------------------------------------
Net Increase in Net Assets
   from Operations                            $         0       $ 1,748,993       $   182,526
                                              ================================================




See Notes to Financial Statements



                     INVESCO Variable Investment Funds, Inc.
                       Statement of Changes in Net Assets

                                          Health Sciences                 High Yield
                                                Portfolio                  Portfolio
                                                   Period        Six Months              Year
                                                    Ended             Ended             Ended
                                                  June 30           June 30       December 31
                                        -----------------       -----------------------------
                                                  1997              1997              1996
                                                UNAUDITED         UNAUDITED
                                                 (Note 1)
OPERATIONS
Net Investment Income                   $               0       $   706,250       $   776,704
Net Realized Gain on Investment
   Securities and Foreign
   Currency Transactions                                0           776,999           412,110
Change in Net Appreciation of
   Investment Securities and
   Foreign Currency Transactions                        0         (296,531)           260,801
                                        -----------------       -----------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      0         1,186,718         1,449,615
                                        -----------------       -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                   0           (3,333)         (768,178)
In Excess of Net Investment Income                      0                 0                 0
Net Realized Gain on Investment
   Securities                                           0                 0         (407,604)
                                        -----------------       -----------------------------
TOTAL DISTRIBUTIONS                                     0           (3,333)       (1,175,782)
                                        -----------------       -----------------------------
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                      23,815        13,715,445        13,157,662
Reinvestment of Distributions                           0                 0         1,175,782
                                        -----------------       -----------------------------
                                                   23,815        13,715,445        14,333,444
Amounts Paid for Repurchases
   of Shares                                          (2)      (11,173,268)       (5,801,973)
                                        -----------------       -----------------------------
NET INCREASE IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS                    23,813         2,542,177         8,531,471
                                        -----------------       -----------------------------
Total Increase in Net Assets                       23,813         3,725,562         8,805,304
NET ASSETS
Initial Subscription (Note 1)                       1,000                 0                 0
Beginning of Period                                     0        14,038,351         5,233,047
                                        -----------------       -----------------------------
End of Period                           $          24,813       $17,763,913      $ 14,038,351
                                        =================       =============================
Accumulated Undistributed
   Net Investment Income
   Included in Net Assets at
   End of Period (See Note 1)           $               0       $   711,300      $      8,383

             --------------------------------------------------------------------



FUND SHARE TRANSACTIONS
Initial Subscription (Note 1)                         100                 0                 0
Shares Sold                                         2,381         1,127,110         1,101,791
Shares Issued from Reinvestment
   of Distributions                                     0                 0            99,812
                                        -----------------       -----------------------------
                                                    2,481         1,127,110         1,201,603
Shares Repurchased                                      0         (915,684)         (484,030)
                                        -----------------       -----------------------------
Net Increase in Fund Shares                         2,481           211,426           717,573
                                        =================       =============================

See Notes to Financial Statements



                     INVESCO Variable Investment Funds, Inc.
                  Statement of Changes in Net Assets (Continued)

                                                   Industrial Income               Technology
                                                   Portfolio                        Portfolio
                                               Six Months              Year            Period
                                                    Ended             Ended             Ended
                                                  June 30       December 31           June 30
                                        -----------------------------------------------------
                                                  1997              1996              1997
                                                UNAUDITED                           UNAUDITED
                                                                                    (Note 1)
OPERATIONS
Net Investment Income                  $          282,693      $    405,528      $          0
Net Realized Gain on Investment
   Securities and Foreign
   Currency Transactions                        1,019,605         1,122,522                 0
Change in Net Appreciation of
   Investment Securities and
   Foreign Currency Transactions                1,990,031         1,369,048                 0
                                       ------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                              3,292,329         2,897,098                 0
                                       ------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                             (2,636)         (405,328)                 0
In Excess of Net Investment Income                      0             (514)                 0
Net Realized Gain on Investment
   Securities                                           0       (1,121,678)                 0
                                       ------------------------------------------------------
TOTAL DISTRIBUTIONS                               (2,636)       (1,527,520)                 0
                                       ------------------------------------------------------
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                  15,797,206        15,001,088            50,848
Reinvestment of Distributions                           0         1,527,203                 0
                                       ------------------------------------------------------
                                               15,797,206        16,528,291            50,848
Amounts Paid for Repurchases
   of Shares                                 (11,785,897)       (3,917,900)          (40,904)
                                       ------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS                 4,011,309        12,610,391             9,944
                                       ------------------------------------------------------
Total Increase in Net Assets                    7,301,002        13,979,969             9,944
NET ASSETS
Initial Subscription (Note 1)                           0                 0             1,000
Beginning of Period                            22,342,267         8,362,298                 0
                                       ------------------------------------------------------
End of Period                          $       29,643,269       $22,342,267       $    10,944
                                       ------------------------------------------------------
Accumulated Undistributed Net
   Investment Income Included
   in Net Assets at End of
   Period (See Note 1)                 $          281,231       $       330       $         0

        --------------------------------------------------------------------------


FUND SHARE TRANSACTIONS
Initial Subscriptions (Note 1)                          0                 0               100
Shares Sold                                     1,037,355         1,070,184             5,085
Shares Issued from Reinvestment
   of Distributions                                     0           106,660                 0
                                       ------------------------------------------------------
                                                1,037,355         1,176,844             5,185
Shares Repurchased                              (783,060)         (282,515)           (4,091)
                                       ------------------------------------------------------
Net Increase in Fund Shares                       254,295           894,329             1,094
                                       ======================================================

See Notes to Financial Statements


                     INVESCO Variable Investment Funds, Inc.
                  Statement of Changes in Net Assets (Continued)

                                              Total Return                  Utilities
                                               Portfolio                    Portfolio
                                      Six Months           Year     Six Months           Year
                                           Ended          Ended          Ended          Ended
                                         June 30    December 31        June 30    December 31
                                    ---------------------------   ---------------------------
                                         1997           1996           1997           1996
                                      UNAUDITED                     UNAUDITED
OPERATIONS
Net Investment Income               $    221,146   $    357,380    $    42,550   $     27,768
Net Realized Gain (Loss)
   on Investment Securities
   and Foreign Currency
   Transactions                           86,273        (3,764)         34,854         30,198
Change in Net Appreciation
   of Investment Securities
   and Foreign Currency
   Transactions                        1,441,574        888,821        105,122         87,087
                                    ---------------------------   ---------------------------
NET INCREASE IN NET
   ASSETS FROM OPERATIONS              1,748,993      1,242,437        182,526        145,053
                                    ---------------------------   ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                   (14,511)      (361,829)              0       (27,885)
In Excess of Net Investment
   Income                                      0       (43,701)              0        (1,508)
Net Realized Gain on
   Investment Securities                       0          (781)              0       (30,023)
                                    ---------------------------   ---------------------------
TOTAL DISTRIBUTIONS                     (14,511)      (406,311)              0       (59,416)
                                    ---------------------------   ---------------------------
FUND SHARE TRANSACTIONS
Proceeds from Sales
   of Shares                           9,290,449      7,825,087        697,785      2,346,356
Reinvestment of
   Distributions                               0        406,311              0         59,416
                                    ---------------------------   ---------------------------
                                       9,290,449      8,231,398        697,785      2,405,772
Amounts Paid for
   Repurchases of Shares             (8,783,253)    (2,107,418)      (422,804)      (120,953)
                                    ---------------------------   ---------------------------
NET INCREASE IN NET ASSETS
   FROM FUND SHARE
   TRANSACTIONS                          507,196      6,123,980        274,981      2,284,819
                                    ---------------------------   ---------------------------
Total Increase in
   Net Assets                          2,241,678      6,960,106        457,507      2,370,456
NET ASSETS
Beginning of Period                   13,513,103      6,552,997      2,660,248        289,792
                                    ---------------------------   ---------------------------
End of Period                       $ 15,754,781   $ 13,513,103    $ 3,117,755    $ 2,660,248
                                    ===========================   ===========================




Accumulated Undistributed
   (Distributions in  Excess
   of) Net Investment Income
   Included in Net Assets at
   End of Period (See Note 1)       $    205,133   $    (1,502)    $    41,042    $   (1,508)

FUND SHARE TRANSACTIONS
Shares Sold                              661,194        616,196         57,738        201,321
Shares Issued from
   Reinvestment of
   Distributions                               0         30,758              0          4,972
                                    ---------------------------   ---------------------------
                                         661,194        646,954         57,738        206,293
Shares Repurchased                     (631,091)      (163,597)       (35,271)       (10,467)
                                    ---------------------------   ---------------------------
Net Increase in Fund Shares               30,103        483,357         22,467        195,826
                                    ===========================   ===========================

See Notes to Financial Statements






                     INVESCO Variable Investment Funds, Inc.
                          Notes to Financial Statements
                                   UNAUDITED

NOTE 1 - ORGANIZATION  AND SIGNIFICANT  ACCOUNTING  POLICIES.  INVESCO  Variable
Investment Funds, Inc. (the "Fund") was incorporated in Maryland and presently consists of nine separate Portfolios: Dynamics Portfolio, Growth Portfolio,
Health Sciences  Portfolio,  High Yield Portfolio,  Industrial Income Portfolio,
Small Company Growth Portfolio, Technology Portfolio, Total Return Portfolio and
Utilities Portfolio. Health Sciences Portfolio, High Yield Portfolio, Industrial
Income  Portfolio,  Technology  Portfolio,  Total Return Portfolio and Utilities
Portfolio (the "Portfolios") are presented herein. The investment objectives of the Portfolios are: To seek the best possible current income for Industrial
Income Portfolio; to seek a high total return on investment through capital appreciation and current income for Total Return Portfolio; to seek a high level of current income by investing principally in lower rated bonds and other debt securities and in preferred stock for High Yield Portfolio; to seek capital appreciation and income on securities principally engaged in specific business sectors for Technology and Health Sciences Portfolios; and to seek capital appreciation and income on securities of companies principally engaged in public utilities for Utilities Portfolio. Health Sciences and Technology Portfolios commenced investment operations on May 22, 1997 and May 21, 1997, respectively.
Dynamics, Small Company Growth and Growth Portfolios have not yet commenced operations. The Fund is registered under the Investment Company Act of 1940 (the
"Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.
    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
A. SECURITY VALUATION - Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price in the market where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.
       Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.
       Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New
    York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.



       If market quotations or pricing service valuations are not readily available,  securities  are valued at fair value as determined in good faith  by the Fund's board of directors.
       Short-term  securities are stated at amortized cost (which approximates market  value) if  maturity is 60 days or less at the time of  purchase, or  market value if maturity is greater than 60 days.
       Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.  The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.
B.  REPURCHASE  AGREEMENTS  - Repurchase  agreements  held by the Fund are fully collateralized by U.S.  Government  securities and such collateral is in the possession of the Fund's  custodian.  The  collateral is evaluated  daily to ensure its market value exceeds the current  market value of the  repurchase agreements including accrued interest.
C.  SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date and dividend income is recorded on the ex dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex dividend date.  Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium is recorded on the accrual basis.  Discounts and premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income.  Cost is determined on the specific identification basis.
       Effective  January 1, 1997,  the Fund began  accruing  income using the effective interest method which includes amortizing premiums on purchases of portfolio  securities  as  adjustments  to income.  This method of recording income more closely  reflects the economics of holding and disposing of debt instruments.  Prior to January 1, 1997,  the Fund  accrued  coupon  interest income and original issue  discount and accounted for purchased  premiums as capital  gains or losses when realized upon  disposition  of the  associated security.  The cumulative  effect of applying this accounting  change was to decrease accumulative  undistributed net investment income by $2,636, $3,333 and $14,511 for High Yield,  Industrial Income and Total Return  Portfolios,
    respectively.  Such  accounting  change had no effect on net asset value per share.  Health  Sciences,  Technology,  and  Utilities  Portfolios  were not effected by this accounting change.
       The Fund may have elements of risk due to  concentrated  investments in foreign  issuers  located in a specific  country.  Such  concentrations  may subject the Fund to  additional  risks  resulting  from future  political or
    economic   conditions   and/or  possible   impositions  of  adverse  foreign
    governmental  laws or  currency  exchange  restrictions.  Net  realized  and unrealized gain or loss from investments includes fluctuations from currency exchange rates and fluctuations in market value.
       The High Yield Portfolio invests primarily in high yield bonds, some of which may be rated  below  investment  grade.  These high yield bonds may be more  susceptible  than  higher  grade  bonds to real or  perceived  adverse economic or industry  conditions.  The secondary market, on which high yield bonds are traded,  may also be less liquid than the market for higher  grade bonds.
       The Fund's use of short-term  forward  foreign  currency  contracts may subject  it to  certain  risks as a result  of  unanticipated  movements  in foreign  exchange rates.  The Fund does not hold short-term  forward foreign currency contracts for trading purposes.  The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.
       Investments  in  securities  of  governmental   agencies  may  only  be
    guaranteed by the respective  agency's limited  authority to borrow from the
    U.S.  Government  and may not be  guaranteed by the full faith and credit of the United States.
D.  FEDERAL AND STATE TAXES - The Fund has complied and continues to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.  Total Return and Utilities Portfolios, incurred and elected to defer post-October net capital losses of $8,192 and $1,911, respectively, to the year ended December 31, 1997.  Net  Capital loss carryovers utilized in 1996 by Utilities Portfolio amounted to $175.
       To  the  extent  future  capital  gains  are  offset  by  capital  loss carryovers,  such gains will not be distributed to shareholders.  Therefore, no income tax provision is required.
       Dividends paid by the Fund from net investment income and distributions of net  realized  short-term  capital  gains  are,  for  federal  income tax purposes, taxable as ordinary income to shareholders.
       Investment  income  received  from  foreign  sources  may be subject to foreign  withholding  taxes.  Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements.
E.  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded by the Fund on the ex dividend/distribution date.
    The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.  Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.  These differences are primarily due to differing treatments for mortgage-backed securities, market discounts, amortized premiums, foreign currency transactions, nontaxable dividends, net operating losses and expired capital loss carryforwards.
F.  ORGANIZATION COSTS - Organization costs of $73,640 advanced by INVESCO Funds
    Group, Inc. ("IFG") for High Yield, Industrial Income, Total Return and
    Utilities Portfolios are amortized and are payable on a straight-line basis over a sixty-month period from the date the Fund commenced operations.  IFG has agreed that if it redeems any of its initially acquired shares of the
    Fund during the five years from the date the Fund commenced operations, the proceeds payable to it in respect of such shares will be reduced by a pro rata  share of the Fund's unamortized organization costs.
G.  EXPENSES - Each of the Portfolios  bears expenses  incurred  specifically on its behalf  and,  in  addition,  each  Portfolio  bears a portion of general expenses, based on the relative net assets of each Portfolio.
       Under an agreement  between each  Portfolio  and the Fund's  Custodian, agreed upon  Custodian  Fees and Expenses are reduced by credits  granted by the  Custodian  from any  temporarily  uninvested  cash.  Such  credits  are
    included  in  Fees  and  Expenses  Paid   Indirectly  in  the  Statement  of
    Operations.
NOTE 2 - INVESTMENT ADVISORY AND OTHER AGREEMENTS.  IFG serves as the Fund's investment adviser.  As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of each Portfolio's average net assets as follows:

                                                       AVERAGE NET ASSETS
                          --------------------------------------------------------------------
                                                                 $500
                            $0 to       $0 to        $350     Million        Over        Over
                             $350        $500     to $700       to $1        $700          $1
Portfolio                 Million     Million     Million     Billion     Million     Billion
----------------------------------------------------------------------------------------------
Health Sciences
    Portfolio               0.75%           -       0.65%           -       0.55%           -
High Yield
    Portfolio                   -       0.60%           -       0.55%           -       0.45%
Industrial Income
    Portfolio                   -       0.75%           -       0.65%           -       0.55%
Technology
    Portfolio               0.75%           -       0.65%           -      -0.55%           -
Total Return
    Portfolio                   -       0.75%           -       0.65%           -       0.55%
Utilities Portfolio             -       0.60%           -       0.55%           -       0.45%

    In accordance with a Sub-Advisory Agreement between IFG and INVESCO Trust Company ("ITC"), a wholly owned subsidiary of IFG, investment decisions of Health Sciences, High Yield, Industrial Income, Technology and Utilities Portfolios are made by ITC. A separate Sub-Advisory Agreement between IFG and INVESCO Capital Management, Inc. ("ICM"), an affiliate of IFG, provides that investment decisions of Total Return Portfolio are made by ICM. Fees for such sub-advisory services are paid by IFG.
    In accordance with an Administrative Agreement, each Portfolio pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.015% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.
    IFG receives a transfer agent fee of $5,000 per Portfolio per year. The fee is paid monthly at one-twelfth of the annual fee.
    IFG has voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by each Portfolio. NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended June 30, 1997, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

Portfolio                               Purchases                         Sales
--------------------------------------------------------------------------------
High Yield Portfolio                  $34,966,344                   $31,905,803
Industrial Income Portfolio            14,337,808                     9,410,039
Total Return Portfolio                    374,162                       359,222
Utilities Portfolio                       882,330                       706,588

    The aggregate cost of purchases and proceeds from sales of U.S. Government securities were as follows:

Portfolio                               Purchases                         Sales
--------------------------------------------------------------------------------
Industrial Income Portfolio            $        0                    $   42,255
Total Return Portfolio                  3,518,048                     2,718,154

NOTE 4 - APPRECIATION AND DEPRECIATION. At June 30, 1997, the gross appreciation of securities in which there was an excess of value over tax cost, the gross depreciation of securities in which there was an excess of tax cost over value and the resulting net appreciation by Portfolio were as follows:

                                    Gross             Gross               Net
Portfolio                    Appreciation      Depreciation      Appreciation
--------------------------------------------------------------------------------
High Yield Portfolio         $    233,735      $    213,793      $     19,942
Industrial Income Portfolio     4,192,491           172,817         4,019,674
Total Return Portfolio          2,945,089            86,154         2,858,935
Utilities Portfolio               268,190            61,506           206,684

NOTE 5 - TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG, ITC or ICM.
    The Fund has adopted an unfunded deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate equal to 40% of the retainer fee at the time of retirement.
    Pension expenses for the six months ended June 30, 1997, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:


                                                                   Unfunded
                                Pension           Accrued           Pension
Portfolio                      Expenses     Pension Costs         Liability
--------------------------------------------------------------------------------
High Yield Portfolio           $     65     $         137         $     280
Industrial Income Portfolio         103               227               431
Total Return Portfolio               68               136               295
Utilities Portfolio                   7                17                27

NOTES 6 - LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the Net Assets at Value of each respective Portfolio. Each Portfolio agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. For the six months ended at June 30, 1997, there were no such borrowings.

     -------------------------------------------------------------------

                            Other Information
                                UNAUDITED

On January 31, 1997, a special meeting of the shareholders of the Fund was held at which the eleven directors identified below were elected, the selection of Price Waterhouse LLP as independent accountants (Proposal 1), the approval of a new investment advisory agreement with IFG (Proposal 2) and a new sub-advisory agreement between IFG and ITC (Proposal 3) were ratified. The following is a report of the votes cast:

                                                      Withheld/
Nominee/Proposal              For        Against        Abstain          Total
--------------------------------------------------------------------------------
High Yield Portfolio
Charles W. Brady            1,008,810          0          5,494      1,014,304
Dan J. Hesser               1,008,810          0          5,494      1,014,304
Fred A. Deering             1,008,810          0          5,494      1,014,304
Victor L. Andrews           1,008,810          0          5,494      1,014,304
Bob R. Baker                1,008,810          0          5,494      1,014,304
Lawrence H. Budner          1,008,810          0          5,494      1,014,304
Daniel D. Chabris           1,008,810          0          5,494      1,014,304
A.D. Frazier, Jr            1,008,810          0          5,494      1,014,304
Hubert L. Harris, Jr        1,008,810          0          5,494      1,014,304
Kenneth T. King             1,008,810          0          5,494      1,014,304
John W. McIntyre            1,008,810          0          5,494      1,014,304

Proposal 1                    994,439          0         19,859      1,014,298
Proposal 2                    945,997     53,706         14,595      1,014,298
Proposal 3                    940,186     59,517         14,595      1,014,298

Industrial Income Portfolio
Charles W. Brady            1,390,505          0          5,735      1,406,240
Dan J. Hesser               1,390,505          0         15,735      1,406,240
Fred A. Deering             1,390,505          0         15,735      1,406,240
Victor L. Andrews           1,390,505          0         15,735      1,406,240
Bob R. Baker                1,390,505          0         15,735      1,406,240
Lawrence H. Budner          1,390,505          0         15,735      1,406,240
Daniel D. Chabris           1,390,505          0         15,735      1,406,240
A.D. Frazier, Jr            1,390,505          0         15,735      1,406,240
Hubert L. Harris, Jr        1,390,505          0         15,735      1,406,240
Kenneth T. King             1,390,505          0         15,735      1,406,240
John W. McIntyre            1,390,505          0         15,735      1,406,240

Proposal 1                  1,351,337     14,892         40,011      1,406,240
Proposal 2                  1,342,837     12,638         50,765      1,406,240
Proposal 3                  1,338,592     15,969         51,673      1,406,234

Total Return Portfolio
Charles W. Brady              975,226          0         11,499        986,725
Dan J. Hesser                 975,226          0         11,499        986,725
Fred A. Deering               975,226          0         11,499        986,725
Victor L. Andrews             975,226          0         11,499        986,725
Bob R. Baker                  975,226          0         11,499        986,725

Lawrence H. Budner            975,226          0         11,499        986,725
Daniel D. Chabris             975,226          0         11,499        986,725
A.D. Frazier, Jr              975,226          0         11,499        986,725
Hubert L. Harris, Jr          975,226          0         11,499        986,725
Kenneth T. King               975,226          0         11,499        986,725
John W. McIntyre              975,226          0         11,499        986,725

Proposal 1                    942,976          0         43,749        986,725
Proposal 2                    932,521      4,958         49,246        986,725
Proposal 3                    930,662      4,958         51,105        986,725

Utilities Portfolio
Charles W. Brady              124,504          0              0        124,504
Dan J. Hesser                 124,504          0              0        124,504
Fred A. Deering               124,504          0              0        124,504
Victor L. Andrews             124,504          0              0        124,504
Bob R. Baker                  124,504          0              0        124,504
Lawrence H. Budner            124,504          0              0        124,504
Daniel D. Chabris             124,504          0              0        124,504
A.D. Frazier, Jr              124,504          0              0        124,504
Hubert L. Harris, Jr          124,504          0              0        124,504
Kenneth T. King               124,504          0              0        124,504
John W. McIntyre              124,504          0              0        124,504

Proposal 1                    106,900         974         16,630       124,504
Proposal 2                    107,874           0         16,630       124,504
Proposal 3                    106,900         974         16,630       124,504

                     INVESCO Variable Investment Funds, Inc.
                              Financial Highlights
                (For a Fund Share Outstanding Throughout Each Period)

                                        Period
                                         Ended
                                       June 30
                                      ----------
                                         1997+
                                       UNAUDITED

                                    Health Sciences Portfolio

PER SHARE DATA
Net Asset Value - Beginning of Period   $    10.00
                                        ----------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                         0.00
Net Gains on Securities
   (Both Realized and Unrealized)             0.00
                                        ----------
Total from Investment Operations              0.00
                                        ----------
LESS DISTRIBUTIONS
Dividends from Net Investment Income          0.00
Distributions from Capital Gains              0.00
                                        ----------
Total Distributions                           0.00
                                        ----------
Net Asset Value - End of Period         $    10.00
                                        ==========

TOTAL RETURN                                0.00%*

RATIOS
Net Assets - End of Period ($000 Omitted)      $25
Ratio of Expenses to Average Net Assets      0.00%
Ratio of Net Investment Income to
   Average Net Assets                        0.00%
Portfolio Turnover Rate                         0%
Average Commission Rate Paid              $0.0000*

*  Based  on  operations  for  the  period  shown  and,   accordingly   are  not
representative of a full year.

+ All of the expenses of the Portfolio were voluntarily absorbed by IFG for the period ended June 30, 1997, since investment operations began May 22, 1997.


                     INVESCO Variable Investment Funds, Inc.
                        Financial Highlights (Continued)
               (For a Fund Share Outstanding Throughout Each Period)

                                       Six Months                                      Period
                                            Ended                                       Ended
                                          June 30        Year Ended December 31   December 31
                                       ----------       -----------------------  ------------
                                           1997          1996           1995          1994^
                                        UNAUDITED

                                        High Yield Portfolio

PER SHARE DATA
Net Asset Value -
   Beginning of Period                     $11.78        $11.04         $10.01         $10.00
                                       ----------       -----------------------  ------------
INCOME FROM INVESTMENT
   OPERATIONS
Net Investment Income                        0.50          0.72           0.55           0.05
Net Gains on Securities
   (Both Realized and
   Unrealized)                               0.38          1.11           1.43           0.01
                                       ----------       -----------------------  ------------
Total from Investment
   Operations                                0.88          1.83           1.98           0.06
                                       ----------       -----------------------  ------------
LESS DISTRIBUTIONS
Dividends from Net
   Investment Income                         0.00          0.71           0.55           0.05
Distributions from
   Capital Gains                             0.00          0.38           0.40           0.00
                                       ----------       -----------------------  ------------
Total Distributions                          0.00          1.09           0.95           0.05
                                       ----------       -----------------------  ------------
Net Asset Value -
   End of Period                            12.66         11.78          11.04          10.01
                                       ==========       =======================  ============

TOTAL RETURN>                              7.47%*        16.59%         19.76%         0.60%*

RATIOS
Net Assets - End of Period
   ($000 Omitted)                         $17,764       $14,033         $5,233           $624
Ratio of Expenses to
   Average Net Assets#                    0.42%*@        0.87%@         0.97%@         0.74%~
Ratio of Net Investment
   Income to Average
   Net Assets#                             4.41%*         9.19%          8.79%         2.72%~
Portfolio Turnover Rate                     214%*          380%           310%           23%*



^ From May 27, 1994, commencement of operations, to December 31, 1994.

> Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return for the periods shown.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
representative of a full year.

# Various expenses of the Portfolio were voluntarily absorbed by IFG for the six month ended June 30, 1997, the years ended December 31, 1996, 1995 and the period ended December 31, 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.50% (not annualized), 1.32%, 2.71% and 30.38%, respectively, and ratio of net investment income to average net assets would have been 4.33% (not annualized), 8.74%, 7.05% and (26.92%), respectively.

@ Ratio is based on Total Expenses of the Portfolio, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~ Annualized


                     INVESCO Variable Investment Funds, Inc.
                        Financial Highlights (Continued)
               (For a Fund Share Outstanding Throughout Each Period)

                                       Six Months                                      Period
                                            Ended                                       Ended
                                          June 30        Year Ended December 31   December 31
                                       ----------       -----------------------  ------------
                                           1997          1996           1995          1994^
                                        UNAUDITED

                                        Industrial Income Portfolio

PER SHARE DATA
Net Asset Value -
   Beginning of Period                     $14.33        $12.58         $10.09         $10.00
                                       ----------       -----------------------  ------------
INCOME FROM INVESTMENT
   OPERATIONS
Net Investment Income                        0.15          0.28           0.19           0.03
Net Gains on Securities
   (Both Realized and
   Unrealized)                               1.87          2.52           2.76           0.09
                                       ----------       -----------------------   -----------
Total from Investment
   Operations                                2.02          2.80           2.95           0.12
                                       ----------       -----------------------   -----------
LESS DISTRIBUTIONS
Dividends from Net
   Investment Income+                        0.00          0.28           0.20           0.03
Distributions from
   Capital Gains                             0.00          0.77           0.26           0.00
                                       ----------       -----------------------   -----------
Total Distributions                          0.00          1.05           0.46           0.03
                                       ----------       -----------------------   -----------
Net Asset Value -
   End of Period                            16.35         14.33          12.58          10.09
                                       ==========       =======================   ===========

TOTAL RETURN>                             14.10%*        22.28%         29.25%         1.23%*

RATIOS
Net Assets - End of Period
   ($000 Omitted)                          29,643        22,342          8,362            525
Ratio of Expenses to
   Average Net Assets#                    0.46%*@        0.95%@         1.03%@         0.79%~
Ratio of Net Investment
   Income to Average
   Net Assets#                             1.15%*         2.87%          3.50%         1.69%~
Portfolio Turnover Rate                      42%*           93%            97%            0%*
Average Commission
   Rate Paid^^                            0.1491*        0.0867              -              -


^ From August 10, 1994, commencement of operations, to December 31, 1994.

+ Distributions  in excess of net investment  income for the year ended December
31, 1996, aggregated less than $0.01 on a per share basis.

> Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return for the period shown.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
representative of a full year.

# Various expenses of the Portfolio were voluntarily absorbed by IFG for the six months ended June 30, 1997, the years ended December 31, 1996, 1995 and the period ended December 31, 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.50% (not annualized), 1.19%, 2.31% and 32.55%, respectively, and ratio of net investment income to average net assets would have been 1.11% (not annualized), 2.63%, 2.22% and (30.07%), respectively.

@ Ratio is based on Total Expenses of the Portfolio, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~ Annualized

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.


                     INVESCO Variable Investment Funds, Inc.
                        Financial Highlights (Continued)
             (For a Fund Share Outstanding Throughout Each Period)

                                            Period
                                             Ended
                                           June 30
                                        ----------
                                            1997+
                                         UNAUDITED

                                        Technology Portfolio

PER SHARE DATA
Net Asset Value - Beginning of Period   $   10.00
                                        ----------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                        0.00
Net Gains or on Securities
   (Both Realized and Unrealized)            0.00
                                        ----------
Total from Investment Operations             0.00
                                        ----------
LESS DISTRIBUTIONS
Dividends from Net Investment Income         0.00
Distributions from Capital Gains             0.00
                                        ----------
Total Distributions                          0.00
                                        ----------
Net Asset Value - End of Period             10.00
                                        ==========

TOTAL RETURN                                0.00%*

RATIOS
Net Assets - End of Period ($000 Omitted       11
Ratio of Expenses to Average Net Assets      0.00%
Ratio of Net Investment Income (Loss)
   to Average Net Assets                     0.00%
Portfolio Turnover Rate                         0%
Average Commission Rate Paid              $0.0000*

*  Based  on  operations  for  the  period  shown  and,   accordingly   are  not
representative of a full year.

+ All of the expenses of the Portfolio were voluntarily absorbed by IFG for the period ended June 30, 1997, since investment operations began May 21, 1997.


                    INVESCO Variable Investment Funds, Inc.
                        Financial Highlights (Continued)
               (For a Fund Share Outstanding Throughout Each Period)

                                       Six Months                                     Period
                                           Ended                                       Ended
                                         June 30         Year Ended December 31   December 31
                                       -----------      -----------------------  ------------
                                           1997          1996           1995          1994^
                                        UNAUDITED

                                Total Return Portfolio

PER SHARE DATA
Net Asset Value -
   Beginning of Period                    $13.21         $12.14         $10.09         $10.00
                                       -----------      -----------------------  ------------
INCOME FROM INVESTMENT
   OPERATIONS
Net Investment Income                       0.19           0.36           0.25           0.09
Net Gains on Securities
   (Both Realized and
   Unrealized)                              1.56           1.12           2.05           0.09
                                     -----------        -----------------------  ------------
Total from Investment
   Operations                               1.75           1.48           2.30           0.18
                                     -----------        -----------------------  ------------
LESS DISTRIBUTIONS
Dividends from Net
   Investment Income                        0.00           0.36           0.24           0.09
In Excess of Net
   Investment Income                        0.00           0.05           0.00           0.00
Distributions from
   Capital Gains                            0.00           0.00           0.01           0.00
                                     -----------        -----------------------  ------------
Total Distributions                         0.00           0.41           0.25           0.09
                                     -----------        -----------------------  ------------
Net Asset Value -
   End of Period                           14.96          13.21          12.14         $10.09
                                     ===========        =======================  ============

TOTAL RETURN>                            13.25%*         12.18%         22.79%         1.75%*

RATIOS
Net Assets - End of Period
   ($000 Omitted)                         15,755         13,513          6,553          1,055
Ratio of Expenses to
   Average Net Assets#                   0.46%*@         0.94%@         1.01%@         0.86%~
Ratio of Net Investment
   Income to Average
   Net Assets#                            1.55%*          3.44%          3.91%         3.86%~
Portfolio Turnover Rate                     24%*            12%             5%            0%*
Average Commission Rate Paid^^           0.0320*         0.0890              -              -




^ From June 2, 1994, commencement of operations, to December 31, 1994.

> Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return for the period shown.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
representative of a full year.

# Various expenses of the Portfolio were voluntarily absorbed by IFG for the six months ended June 30, 1997, the year ended December 31, 1996, 1995 and the period ended December 31, 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.58% (not annualized), 1.30%, 2.51% and 16.44%, respectively, and ratio of net investment income to average net assets would have been 1.43% (not annualized), 3.08%, 2.41% and (11.72%), respectively.

@ Ratio is based on Total Expenses of the Portfolio, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~ Annualized

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.



                     INVESCO Variable Investment Funds, Inc.
                        Financial Highlights (Continued)
              (For a Fund Share Outstanding Throughout Each Period)

                                       Six Months                                      Period
                                           Ended                                        Ended
                                         June 30         Year Ended December 31   December 31
                                       -----------      -----------------------  ------------
                                           1997           1996          1995          1994+
                                         UNAUDITED

                                    Utilities Portfolio

PER SHARE DATA
Net Asset Value -
   Beginning of Period                    $11.95         $10.84         $10.00         $10.00
                                     -----------        -----------------------  ------------
INCOME FROM INVESTMENT
   OPERATIONS
Net Investment Income                       0.17           0.13           0.07           0.00
Net Gains on Securities
   (Both Realized and
   Unrealized)                              0.60           1.26           0.84           0.00
                                     -----------        -----------------------  ------------
Total from Investment
   Operations                               0.77           1.39           0.91           0.00
                                     -----------        -----------------------  ------------
LESS DISTRIBUTIONS
Dividends from Net
   Investment Income                        0.00           0.13           0.07           0.00
In Excess of Net
   Investment Income                        0.00           0.01           0.00           0.00
Distributions from
   Capital Gains                            0.00           0.14           0.00           0.00
                                     -----------        -----------------------  ------------
Total Distributions                         0.00           0.28           0.07           0.00
                                     -----------        -----------------------  ------------
Net Asset Value -
   End of Period                           12.72          11.95          10.84          10.00
                                     ===========        =======================  ============

TOTAL RETURN>                             6.44%*         12.76%          9.08%          0.00%

RATIOS
Net Assets - End of Period
   ($000 Omitted)                          3,118          2,660            290             25
Ratio of Expenses to
   Average Net Assets#                   0.50%*@         1.16%@         1.80%@          0.00%
Ratio of Net Investment
   Income to Average
   Net Assets#                            1.51%*          2.92%          2.47%          0.00%
Portfolio Turnover Rate                     27%*            48%            24%             0%
Average Commission Rate Paid^^           0.0763*         0.1055              -              -




+ All of the expenses for the Portfolio were voluntarily absorbed by IFG for the period ended December 31, 1994, since investment operations did not commence during 1994.

> Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the period shown.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
representative of a full year.

# Various expenses of the Portfolio were voluntarily absorbed by IFG for the six months ended June 30, 1997 and the years ended  December  31, 1996 and 1995.  If such expenses had not been  voluntarily  absorbed,  ratio of expenses to average
net  assets  would  have  been  1.13%  (not   annualized),   5.36%  and  57.13%,
respectively,  and ratio of net  investment  income to average net assets  would have been 0.88% (not annualized), (1.28%) and (52.86%), respectively.

@ Ratio is based on Total Expenses of the Portfolio, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~ Annualized

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.


INVESCO FUNDS

INVESCO Funds Group, Inc.,(SM)Distributor
7800 E. Union Avenue
Post Office Box 173706
Denver, CO 80217-3706
1-800-525-8085
PAL(R): 1-800-424-8085


This information must be preceded or accompanied by a current prospectus.